Income Taxes - Provision for income taxes for continuing operations (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Income Tax Disclosure [Abstract]
Federal, current	$ 693	$ (1,763)	$ 4,807	$ 1,803
State, current	185	(429)	1,165	524
Current income tax expense	878	(2,192)	5,972	2,327
Deferred	19	9,521	1,879	1,568
Provision for income taxes	897	7,329	7,851	3,895
Federal, computed at statutory rate	777	16,723	6,797	3,396
State income taxes (net of Federal income tax benefit)	115	2,476	1,002	504
Tax Cut and Jobs Act of 2017	0	(11,834)	0	0
Other, net	$ 5	$ (36)	$ 52	$ (5)